INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedules of inventories and inventory impairment charges

	Gold		Copper
	As at December 31, 2023	As at December 31, 2022	As at December 31, 2023	As at December 31, 2022
Raw materials
Ore in stockpiles	$2,780	$2,809	$176	$150
Ore on leach pads	575	641	—	—
Mine operating supplies	668	704	43	59
Work in process	148	138	—	—
Finished products	119	89	11	10
	$4,290	$4,381	$230	$219
Non-current ore in stockpiles and on leach pads[1]	(2,616)	(2,669)	(122)	(150)
	$1,674	$1,712	$108	$69
[1]Ore that we do not expect to process in the next 12 months is classified within other long-term assets.

Inventory Impairment Charges
For the years ended December 31	2023	2022
Cortez	$53	$10
Carlin	11	33
Tongon	2	—
Phoenix	1	—
Long Canyon	1	—
Veladero	—	42
Lumwana	—	19
Inventory impairment charges	$68	$104

Ore in Stockpiles	As at December 31, 2023	As at December 31, 2022
Gold
Carlin	$1,073	$1,129
Pueblo Viejo	785	712
Turquoise Ridge	330	354
Loulo-Gounkoto	153	175
North Mara	137	165
Cortez	123	104
Phoenix	87	78
Veladero	50	40
Tongon	41	20
Bulyanhulu	1	2
Porgera	—	30
Copper
Lumwana	176	150
	$2,956	$2,959

Ore on Leach pads	As at December 31, 2023	As at December 31, 2022
Gold
Veladero	$193	$238
Carlin	191	196
Cortez	130	112
Turquoise Ridge	35	37
Long Canyon	17	32
Phoenix	9	26
	$575	$641